Earnings (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
P.	earnings (loss) per share:

The following table presents the computation of basic and diluted net loss per common share as of March 31,:

	2022	2021
Numerator:
Net Income (Loss)	$(545,814)	$(290,085)
Denominator
Basic weighted-average common shares outstanding	20,061,143	10,000,000
Diluted weighted-average common shares outstanding	31,777,338	10,000,000

Basic Earnings Per Share	$(0.03)	$(0.03)
Diluted Earnings Per Share	$(0.02)	$(0.03)

Dilutive securities that were included in the calculation are as follows:

	2022	2021
Stock Options	10,074,195	-
Stock Warrants	1,642,000	-
Total	11,716,195	-

R.	earnings (loss) per share:

The following table presents the computation of basic and diluted net loss per common share as of December 31,:

	2021	2020
Numerator:
Net Income (Loss)	$235,240	$1,028,280
Denominator
Basic weighted-average common shares outstanding	10,928,043	10,000,000
Diluted weighted-average common shares outstanding	21,023,688	10,000,000

Basic Earnings Per Share	$0.02	$0.10
Diluted Earnings Per Share	$0.01	$0.10

Dilutive securities that were included in the calculation are as follows:

	2021	2020
Stock Warrants	10,064,987	-
Stock Options	30,658	-
Total	10,095,645	-